INCOME TAXES - Deferred Income Taxes (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets, Net of Valuation Allowance [Abstract]
Asset retirement obligation	$ 1,143,591	$ 1,259,361
Mineral rights and properties, plant, and equipment	1,172,407	1,233,374
Mining exploration, development, claims, and permit costs	335,572	174,122
Lease liability	2,739,135	0
Net operating loss carryforward	41,897,036	40,316,072
Capital loss carryforward	0	655,780
Mark-to-market adjustments	3,697,424	0
Other	453,712	88,841
Total deferred tax asset	51,438,877	43,727,550
Valuation allowance	(43,102,265)	(43,579,484)
Net deferred tax assets	8,336,612	148,066
Deferred tax liabilities:
Right of use asset – leases	(2,739,135)	0
Mark-to market adjustments	0	(148,066)
Intangible assets	(5,597,477)	0
Total deferred tax liabilities	(8,336,612)	0
Net deferred tax assets and liabilities	$ 0	$ 148,066